Regulatory Matters - Reconciliation of bank equity amount for regulatory capital purposes (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Regulatory Matters [Abstract]
Bank equity	$ 42,429	$ 41,012
Less net unrealized gain	790	711
Less disallowed goodwill	2,727	2,727
Tier 1 and common equity Tier 1 capital	38,912	37,574
Plus allowance for loan losses	2,719	2,678
Total risked-based capital	$ 41,631	$ 40,252